Note 20 Other assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other assets [Line Items]
Inventories	€ 424	€ 572	€ 581
Items in course of collection from other banks	131	160	138
Other Assets Accruals	730	756	804
Other assets other items	649	1,025	2,277
Other assets	1,934	2,513	3,800
Other liabilities [Line Items]
Other Liabilities Transactions In Progress	48	75	39
Other Liabilities Accruals	2,137	1,584	2,456
Other items liabilities	1,436	1,144	1,247
Other liabilities	€ 3,621	€ 2,802	€ 3,742